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Dynamic Alpha Macro Fund
FUND SUMMARY: DYNAMIC ALPHA MACRO FUND
Investment Objective:
The Dynamic Alpha Macro Fund (the "Fund") seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dynamic Alpha Macro Fund		Dynamic Alpha Macro Fund Investor Class Shares	Dynamic Alpha Macro Fund Institutional Class Shares
Management Fees		1.50%	1.50%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.54%	0.39%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%
Total Annual Fund Operating Expenses		2.40%	2.00%
Fee Waiter	[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers		2.38%	1.98%
[1]	Includes shareholder service expenses of 0.15% that may include sub-transfer agent and sub-custodian fees.
[2]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies
[3]	Pursuant to an operating expense limitation agreement between the Sub-Adviser and the Fund, the Sub-Adviser has agreed to waive its fees and /or absorb expenses of the Fund to ensure that the Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquire fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 2.27% and 1.87% respectively, of the average net assets for Investor Class and Institutional Class shares, respectively through October 31, 2025. The Fund’s Board of Trustees may terminate this agreement. The sub-Adviser is permitted to receive reimbursement from the Fund for fees waived and Fund expense paid, subject to the limitation that: (1) the reimbursement for fees and expense will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed, and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. .

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Dynamic Alpha Macro Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dynamic Alpha Macro Fund Investor Class Shares	241	747	1,279	2,735
Dynamic Alpha Macro Fund Institutional Class Shares	201	626	1,076	2,326

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period ended June 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Adviser delegates execution of the Fund's investment strategy to a Sub-Adviser, Dynamic Wealth Group, LLC; and to a Futures Trading Adviser,(AG Capital Management Partners, L.P. Dynamic in the Fund's name is a reference to the active management employed by the Sub-Adviser and Futures Trading Adviser. “Alpha” in the Fund's name is a reference to the goal of producing above-market returns, such as exceeding the S&P 500 Index return over a long-term investing horizon. Macro in the Fund's name is a reference to the major macro-economic themes such as growth rates, interest rates, and inflation that inform the Sub-Adviser's and Futures Trading Adviser's analysis.

The Fund seeks to achieve its investment objective by allocating its assets approximately equally 50%/50% among two principal strategies:

•	Equity Securities Strategy
•	Futures Trading Strategy

The Equity Securities Strategy is designed to achieve capital appreciation primarily by selecting exchange-traded funds ("ETFs") that hold domestic common stocks that are representative of (i) growth stocks, (ii) above-average dividend paying stocks, and (iii) broad market stocks. An example of broad market stocks would be those included in the S&P 500 Index. The Sub-Adviser anticipates allocating the 50% of the portfolio delegated to it under the Equity Securities Strategy as follows: (i) approximately 40% to growth stocks; (ii) approximately 40% to above-average dividend paying stocks; and (iii) approximately 20% to broad market stocks. These percentages will respectively represent approximately 20%, 20%, and 10% of the Fund's overall holdings. The Fund invests in stocks of issuers of any capitalization. The Sub-Adviser executes its strategy primarily by selecting sector-representative ETFs rather than selecting individual stocks. The Sub-Adviser chooses ETFs based upon relative expenses, manager tenure, liquidity, historical returns, and the volatility of those returns. The Sub-Adviser sells ETFs to rebalance portfolio allocations or when a more-attractive ETF becomes available.

The Futures Trading Strategy is designed to achieve capital appreciation primarily by selecting long and short futures positions generally among U.S. exchange-traded financial futures on: (i) currencies, (ii) debt, and (iii) equities and among U.S. exchange-traded commodity futures on: (i) energy, (ii) metals and (iii) agricultural foodstuffs. A futures contract is a legally binding agreement to buy or sell a standardized asset on a specific date or during a specific month. The Fund gains on long positions when the futures price rises and loses when the futures price falls. The opposite is true for short positions. The Futures Trading Adviser does not have an allocation target among futures and takes an opportunistic approach. The Futures Trading Adviser uses fundamental analysis and technical price-pattern analysis to develop forecasts for the price of financial and commodity futures. It sells a long position and buys back a short position when a price target has been reached, or vice versa.

The Fund executes a portion of its Futures Trading Strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary (the "Subsidiary"). The Subsidiary is expected to provide the Fund with exposure to certain futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Subsidiary also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions. The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. To the extent the Futures Trading Strategy does not require all assets allocated to it for futures margin, the Sub-Adviser may invest the excess in investment grade and high-quality debt instruments.

The Sub-Adviser and Futures Trading Adviser may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in

ETFs and the Subsidiary.

•	Management Risk: The Sub-Adviser's and Futures Trading Adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The Adviser's assessment of the Sub-Adviser's and Futures Trading Adviser's investment qualifications may also prove to be inaccurate and may not produce the desired results.

•	Equity Securities Risk: The prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Growth stocks and dividend stocks may underperform the market as a whole.

•	Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

•	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

•	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

•	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

•	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

•	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

•	Market Risk: The Fund's investments will decline in value if the price of equities or futures contracts declines. Overall securities or futures market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets and futures markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Short Position Risk: Short positions are designed to profit from a decline in the price of particular futures contracts. The Fund will lose value if and when the future's price rises, a result that is the opposite from traditional mutual funds. Positions in short futures are more risky than "long" positions because the cost of buying back the futures contracts is unknown.

•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

•	Taxation Risk: By investing in certain futures contracts indirectly through the Subsidiary, the Fund will obtain exposure to these contracts within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's turnover rate is expected to be above 100% annually.

•	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, class specific Tailored Shareholder Reports, containing performance and portfolio holdings information are mailed and full financials and shareholder reports are made available to shareholders semi-annually upon request. Updated performance information and daily net asset value per share ("NAV") is available at no cost by calling toll-free 1-833-462-6344.

Dynamic Alpha Macro Fund | Management Risk [Member]
•	Management Risk: The Sub-Adviser's and Futures Trading Adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results. The Adviser's assessment of the Sub-Adviser's and Futures Trading Adviser's investment qualifications may also prove to be inaccurate and may not produce the desired results.

Dynamic Alpha Macro Fund | Equity Securities Risk [Member]
•	Equity Securities Risk: The prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Growth stocks and dividend stocks may underperform the market as a whole.

Dynamic Alpha Macro Fund | Futures Risk [Member]
•	Futures Risk: Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

•	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

•	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

•	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

•	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

•	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

•	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic Alpha Macro Fund | Currency Futures Risk [Member]
•	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Dynamic Alpha Macro Fund | Debt Futures Risk [Member]
•	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

Dynamic Alpha Macro Fund | Equity Futures Risk [Member]
•	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

Dynamic Alpha Macro Fund | Energy Futures Risk [Member]
•	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

Dynamic Alpha Macro Fund | Metals Futures Risk [Member]
•	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

Dynamic Alpha Macro Fund | Agriculture Commodity Futures Risk [Member]
•	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic Alpha Macro Fund | E T F Risk [Member]
•	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund's investment will decline, adversely affecting the Fund's performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Dynamic Alpha Macro Fund | Market Risk [Member]
•	Market Risk: The Fund's investments will decline in value if the price of equities or futures contracts declines. Overall securities or futures market risks may affect the value of individual Fund holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets and futures markets.

Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Dynamic Alpha Macro Fund | Short Position Risk [Member]
•	Short Position Risk: Short positions are designed to profit from a decline in the price of particular futures contracts. The Fund will lose value if and when the future's price rises, a result that is the opposite from traditional mutual funds. Positions in short futures are more risky than "long" positions because the cost of buying back the futures contracts is unknown.

Dynamic Alpha Macro Fund | Small And Medium Capitalization Stock Risk [Member]
•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Dynamic Alpha Macro Fund | Taxation Risk [Member]
•	Taxation Risk: By investing in certain futures contracts indirectly through the Subsidiary, the Fund will obtain exposure to these contracts within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Dynamic Alpha Macro Fund | Turnover Risk [Member]
•	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund's turnover rate is expected to be above 100% annually.

Dynamic Alpha Macro Fund | Wholly Owned Subsidiary Risk [Member]
•	Wholly Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.